Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of basis of assets and liabilities
Schedule of basis of assets and liabilities
	As of December 31,
Deferred tax assets:	2022	2021
Allowance for doubtful accounts	$66	$55
Accrued vacation	-	21
Accrued bonuses	-	137
Accruals and reserves	-	21
Depreciation	14	11
Interest expense limitation	1,922	1
Investment in partnership	2,548	-
Lease liability	153	221
Net operating losses	26,852	2,366
Total deferred tax assets before valuation allowance	31,555	2,833
Less: valuation allowance	(29,164)	-
Total deferred tax assets after valuation allowance	$2,391	$2,833
Deferred tax liabilities:
Right of use asset	$(142)	$(206)
Intangible assets	(1,351)	(1,831)
Capitalized transaction costs	-	53
Goodwill	(1,115)	(1,027)
Total deferred tax liabilities	$(2,608)	$(3,011)
Net deferred tax liabilities	$(217)	(178)

Schedule of income taxes consists
Schedule of income taxes consists
	Years Ended December 31,
	2022	2021
Current:
Federal	$-	$-
State	37	50
Total current	37	50
Deferred:
Federal	101	(1,197)
State	(62)	(523)
Total deferred	39	(1,720)
Total income tax expense (benefit)	$76	$(1,670)

Schedule of reconciliation between the federal statutory rate and the effective income tax rate
Schedule of reconciliation between the federal statutory rate and the effective income tax rate
	December 31,
	2022	2021
Statutory U.S. federal tax rate	21.00%	21.00%
Less: rate attributable to noncontrolling interest	-17.52%	-19.27%
State income taxes (net of federal benefit)	0.17%	0.50%
Permanent differences	-2.71%	0.00%
Effective rate change	0.01%	0.00%
Increase in valuation allowance	-0.96%	0.00%
Other	-0.02%	0.00%
Effective income tax rate	-0.03%	2.23%